Acquisition-related charges (Other Acquisitions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2010 facilities mm	Oct. 31, 2011 Acquisition of semiconductor manufacturing site and 200-millimeter wafer fabrication facility [Member]	Oct. 31, 2010 Acquisition of semiconductor manufacturing site and 200-millimeter wafer fabrication facility [Member]	Aug. 31, 2010 Acquisition of wafer fabrication facilities and 200-millimeter equipment [Member]	Aug. 31, 2010 Acquisition of 300-millimeter production tools accounted for as a capital purchase [Member]	Aug. 31, 2010 Maximum [Member] mm
Business Acquisition [Line Items]
Number of wafer fabrication facilities acquired in Aizu-Wakamatsu				2
Total consideration given for acquisition of two wafer fabrication facilities and equipment in Aizu-Wakamatsu, Japan under a court-approved plan of reorganization				$ 130
Wafer fabrication facility, operational, millimeter				200
Cash paid in business acquisition	0	5,425	199			140	59
Payments for Previous Acquisition					35
Contractual agreement settlement recorded as cost of revenues							12
Acquisition-related costs recorded to selling, general and administrative							1
Wafer fabrication facility, non-operational, held for future capacity expansion, millimeter									300
Cash paid in acquisition recorded as a capital purchase								$ 58